United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/2012

Date of Reporting Period: Six months ended 12/31/2011

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2011

Federated Bank Loan Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured May Lose Value No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)

At December 31, 2011, the Fund's index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Health Care	12.8%
Technology	12.8%
Retailers	9.8%
Media — Non-Cable	9.6%
Food & Beverage	7.0%
Entertainment	5.0%
Consumer Products	4.6%
Restaurants	4.2%
Automotive	4.1%
Chemicals	3.7%
Other[2]	23.3%
Cash Equivalents[3]	4.9%
Other Assets and Liabilities — Net[4]	(1.8)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

December 31, 2011 (unaudited)

Principal Amount or Shares		Value
	Floating Rate Loans – 95.8%
	Aerospace/Defense – 1.7%
$1,000,000	Sequa Corp., Term Loan – Institutional, 3.634%, 12/3/2014	977,500
990,000	Transdigm Group, Inc., Term Loan - Institutional, 4.000%, 2/14/2017	984,511
	TOTAL	1,962,011
	Automotive – 4.1%
1,000,000	Autoparts Holdings, Term Loan -, Institutional 10.500%, 1/29/2018	967,500
1,990,000	Chrysler Group LLC, Term Loan - Institutional, 6.000%, 5/24/2017	1,888,510
495,000	Remy International, Term Loan - Institutional, 6.250%, 12/17/2016	489,226
1,485,000	United Components, Inc., Term Loan - Institutional, 5.500%, 7/26/2017	1,491,036
	TOTAL	4,836,272
	Building Materials – 2.4%
930,833	Goodman Global, Inc., Term Loan - Institutional, Series B, 5.750%, 10/28/2016	932,756
1,985,000	Nortek Inc., Term Loan - Institutional, 5.251%, 4/26/2017	1,941,995
	TOTAL	2,874,751
	Chemicals – 3.7%
996,964	Ashland, Inc., Term Loan - Institutional, 3.750%, 8/23/2018	1,001,864
686,576	Hexion Specialty Chemicals, Inc., Term Loan - Institutional, 4.063%, 5/5/2015	665,265
291,008	Hexion Specialty Chemicals, Inc., Term Loan - Institutional, 4.375%, 5/5/2015	281,975
989,583	Momentive Performance Materials, Inc., Term Loan - Institutional, 3.813%, 5/5/2015	945,873
1,485,000	Omnova Solutions, Inc., Term Loan - Institutional, 5.750%, 5/31/2017	1,462,725
	TOTAL	4,357,702
	Consumer Products – 4.6%
1,063,584	Prestige Brands Holdings, Inc., Term Loan - Institutional, 4.750%, 3/24/2016	1,064,249
974,359	SRAM Corp., Term Loan - Institutional, 4.761%, 6/7/2018	979,231
500,000	SRAM Corp., Term Loan - Institutional, 8.500%, 12/7/2018	505,000
1,155,603	Spectrum Brands, Inc., Term Loan - — Institutional, 5.002%, 6/17/2016	1,156,434
1,883,759	Visant Corp., Term Loan - Institutional, 5.260%, 12/22/2016	1,771,742
	TOTAL	5,476,656
	Entertainment – 5.0%
1,447,184	Cedar Fair LP, Term Loan Institutional, 4.000%, 12/15/2017	1,446,995
1,973,577	Cinemark USA, Inc., Term Loan - Institutional, 3.623%, 4/30/2016	1,965,633
1,485,000	Regal Cinemas, Inc., Term Loan - Institutional, 3.579%, 8/23/2017	1,474,635
1,000,000	Six Flags Theme Parks, Term Loan - Institutional, 4.250%, 11/23/2018	996,245
	TOTAL	5,883,508
	Financial Institutions – 2.9%
2,000,000	International Lease Finance Corp., Term Loan - Institutional, 6.750%, 3/17/2015	2,010,000
1,500,000	Nuveen Investments, Term Loan - Institutional, 6.013%, 5/13/2017	1,445,625
	TOTAL	3,455,625
	Food & Beverage – 7.0%
61,707	Aramark Corp., Revolver - Institutional, 3.489%, 7/26/2016	60,396
938,293	Aramark Corp., Term Loan - Institutional, 3.829%, 7/26/2016	918,354
500,000	B&G Foods, Inc., Term Loan - Institutional, 4.500%, 10/28/2018	501,770
150,000	Darling International, Inc., Term Loan - Institutional, 5.7500%, 12/17/2016	150,687
1,484,925	Dean Foods Co., Term Loan - Institutional, Series B, 3.593%, 4/2/2017	1,445,574
1,990,000	Del Monte Foods Co., Term Loan - Institutional, 4.500%, 3/8/2018	1,895,475
1,440,714	Michael Foods, Inc., Term Loan - Institutional, 4.250%, 2/25/2018	1,429,009
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
$1,985,000	U.S. Foodservice, Inc., Term Loan - Institutional, 5.750%, 5/11/2017	1,913,877
	TOTAL	8,315,142
	Gaming – 2.7%
992,500	Ameristar Casinos, Inc., Term Loan Institutional, 4.000%, 4/14/2018	991,726
1,000,000	Caesars Entertainment, Inc., Term Loan - Institutional, 4.668%, 1/28/2018	825,625
828,572	Global Cash Access LLC, Term Loan - Institutional, 7.000%, 3/1/2016	826,848
497,500	Penn National Gaming, Inc., Term Loan - Institutional, 3.750%, 7/14/2018	499,716
	TOTAL	3,143,915
	Health Care – 12.8%
1,476,883	Biomet, Inc., Term Loan - Institutional, 3.473%, 3/25/2015	1,443,653
1,984,708	Carestream Health Inc., Term Loan Institutional, 5.000%, 2/25/2017	1,789,165
1,488,372	DJO Finance LLC, Term Loan - Institutional, 3.296%, 5/20/2014	1,432,796
1,488,750	Emergency Medical Services Corp., Term Loan - Institutional, 5.250%, 5/25/2018	1,453,392
1,000,000	HCA, Inc., Term Loan - Institutional, 3.829%, 3/31/2017	951,250
995,000	HCR Manor Care, Inc., Term Loan - Institutional, 5.000%, 4/6/2018	915,151
1,488,750	Iasis Healthcare, Term Loan - Institutional, 5.000%, 5/3/2018	1,442,234
1,000,000	Kinetic Concepts, Inc., Term Loan - Institutional, 7.000%, 7/12/2018	1,010,375
1,393,033	Multiplan, Inc., Term Loan - Institutional, 4.750%, 8/18/2017	1,329,190
1,000,000	Pharmaceutical Product Development, Inc., Term Loan - Institutional, 6.250%, 10/10/2018	995,395
994,640	VWR Funding, Inc., Term Loan - Institutional, 2.796%, 6/24/2014	945,903
1,480,112	Vanguard Health Systems, Term Loan - Institutional, 5.000%, 1/29/2016	1,462,403
	TOTAL	15,170,907
	Industrial — Other – 0.9%
1,000,000	Potters Industries, Term Loan Institutional, 10.250%, 11/4/2017	996,670
	Media — Cable – 1.6%
1,973,577	Charter Communications, Inc., Term Loan - Institutional, 3.830%, 9/6/2016	1,933,790
	Media — Non-Cable – 9.6%
995,000	AMC Networks, Inc., Term Loan - Institutional, 4.000%, 12/30/2018	983,189
1,492,500	Crown Media Holdings, Inc., Term Loan - Institutional, 5.750%, 7/14/2018	1,481,306
1,500,000	Cumulus Media, Inc., Term Loan - Institutional, 5.750%, 9/16/2018	1,474,020
500,000	Entercom Communication Corp., Term Loan - Institutional, 6.271%, 11/7/2018	500,000
914,823	FoxCo Acquisitions, Term Loan - Institutional, 4.750%, 7/21/2015	896,902
497,500	Hubbard Radio, Term Loan - Institutional, 5.250%, 4/29/2017	491,127
1,492,500	Intelsat Jackson Holdings S.A., Term Loan - Institutional, 5.250%, 4/2/2018	1,484,769
833,716	Lamar Media Corp., Term Loan - Institutional, 4.030%, 12/31/2016	834,758
904,040	Medimedia USA, Inc., Term Loan Institutional, 6.250%, 10/5/2013	841,887
1,476,247	Nielsen Finance LLC/Nielsen Finance Co., Term Loan - Institutional, 4.026%, 5/1/2016	1,451,638
995,000	SymphonyIRI Group Inc., Term Loan - Institutional, 5.000%, 12/1/2017	989,607
	TOTAL	11,429,203
	Packaging & Containers – 2.8%
841,970	Bway Holding Co., Term Loan - Institutional, 4.500%, 2/23/2018	832,498
77,615	Bway Holding Co., Term Loan - Institutional, 4.500%, 2/9/2018	76,742
1,963,643	Reynolds Group, Term Loan - Institutional, 6.500%, 2/9/2018	1,955,877
493,750	Sealed Air Corp., Term Loan - Institutional, 4.750%, 5/31/2018	499,366
	TOTAL	3,364,483
	Paper – 1.4%
1,658,012	Graphic Packaging International Corp., Term Loan - Institutional, 3.136%, 5/16/2014	1,656,976
	Restaurants – 3.1%
709,788	DineEquity Inc., Term Loan - Institutional, 4.273%, 10/19/2017	701,409
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
$1,965,592		Dunkin' Brands Inc., Term Loan - Institutional, 4.000%, 11/23/2017	1,939,175
1,000,000		NPC International, Inc., Term Loan - Institutional, 6.750%, 11/7/2018	1,003,750
		TOTAL	3,644,334
		Retailers – 9.8%
1,000,000		Academy Sports, Term Loan - Institutional, 6.000%, 8/3/2018	992,220
1,125,000		General Nutrition Center, Term Loan - Institutional, 4.250%, 3/2/2018	1,108,597
1,980,000		Gymboree Corp., Term Loan - Institutional, 5.002%, 2/23/2018	1,767,892
1,990,000		Jo-Ann Stores, Inc., Term Loan - Institutional, 4.750%, 3/18/2018	1,902,321
1,000,000		Lord & Taylor, Term Loan - Institutional, 5.750%, 12/2/2018	998,750
2,000,000		Neiman-Marcus Group, Inc., Term Loan - Institutional, 4.750%, 5/16/2018	1,932,500
1,485,000		PETCO Animal Supplies, Inc., Term Loan - Institutional, 4.500%, 11/24/2017	1,450,110
1,481,250		Toys 'R' Us, Inc., Term Loan - Institutional, 6.000%, 9/1/2016	1,465,001
		TOTAL	11,617,391
		Services – 2.5%
1,492,500		KAR Auction Services Inc., Term Loan - Institutional, 5.000%, 5/19/2017	1,476,948
1,471,628		West Corp., Term Loan Institutional, 4.680%, 7/15/2016	1,465,315
		TOTAL	2,942,263
		Technology – 12.8%
1,000,000		Blackboard, Inc., Term Loan - Institutional, 7.500%, 6/30/2018	950,630
1,500,000		CDW Corp., Term Loan - Institutional, 4.000%, 7/15/2017	1,425,945
992,500		CommScope, Inc., Term Loan - Institutional, 5.000%, 1/14/2018	987,537
1,000,000		DataTel Inc., Term Loan - Institutional, 6.500%, 6/5/2018	1,001,565
1,990,000		Eagle Parent, Inc., Term Loan - Institutional, 5.000%, 5/16/2018	1,876,072
1,000,000		Endurance International Group, Term Loan - Institutional, 6.250%, 11/28/2017	996,670
1,000,000		First Data Corp., Term Loan - Institutional, 3.043%, 9/24/2014	910,005
1,488,654		Freescale Semiconductor, Inc., Term Loan - Institutional, 4.520%, 12/1/2016	1,427,992
1,985,000		Interactive Data Corp., Term Loan - Institutional, 4.500%, 2/11/2018	1,960,545
1,496,250		Lawson Software Inc., Term Loan - Institutional, 6.750%, 7/5/2017	1,462,450
997,488		NXP BV/NXP Funding LLC, Term Loan - Institutional, 4.500%, 3/6/2017	951,354
249,375		SkillSoft Corp., Term Loan, Series C, 6.500%, 5/16/2017	248,128
992,500		Trans Union LLC, Term Loan - Institutional, 4.750%, 2/10/2018	992,088
		TOTAL	15,190,981
		Transportation – 1.2%
1,488,750		Hertz Corp., Term Loan - Institutional, 3.750%, 3/11/2018	1,465,727
		Utility - Electric – 0.8%
995,000		NRG Energy, Inc., Term Loan - Institutional, 4.000%, 7/1/2018	993,761
		Wireless Communications – 1.6%
1,972,683		MetroPCS Wireless, Inc., Term Loan - Institutional, 4.134%, 11/3/2016	1,937,747
		Wireline Communications – 0.8%
1,000,000		Level 3 Financing, Inc., Term Loan - Institutional, 5.750%, 10/4/2018	988,500
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $115,333,518)	113,638,315
		CORPORATE BOND – 1.1%
		Restaurant – 1.1%
1,400,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 3.046%, 3/15/2014 (IDENTIFIED COST $1,506,876)	1,316,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		MUTUAL FUND – 4.9%
5,828,087	[3,4]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	5,828,087
		TOTAL INVESTMENTS — 101.8% (IDENTIFIED COST $122,668,481)[5]	120,782,402
		OTHER ASSETS AND LIABILITIES - NET — (1.8)%[6]	(2,083,936)
		TOTAL NET ASSETS — 100%	$118,698,466
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2011, these restricted securities amounted to $1,316,000, which represented 1.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At December 31, 2011, these liquid restricted securities amounted to $1,316,000, which represented 1.1% of total net assets.
3	Affiliated holding.
4	7-Day net yield.
5	The cost of investments for federal tax purposes amounts to $122,498,605.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$ —	$113,638,315	$ —	$113,638,315
Corporate Bond	—	1,316,000	—	1,316,000
Mutual Fund	5,828,087	—	—	5,828,087
TOTAL SECURITIES	$5,828,087	$114,954,315	$ —	$120,782,402

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 12/31/2011	Period Ended 6/30/2011[1]
Net Asset Value, Beginning of Period	$10.09	$10.00
Income From Investment Operations:
Net investment income	0.24	0.32
Net realized and unrealized gain (loss) on investments	(0.14)	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.41
Less Distributions:
Distributions from net investment income	(0.24)	(0.32)
Distributions from net realized gain on investments	(0.05)	—
TOTAL DISTRIBUTIONS	(0.29)	(0.32)
Net Asset Value, End of Period	$9.90	$10.09
Total Return[2]	1.00%	4.12%
Ratios to Average Net Assets:
Net expenses	0.15%[3]	0.15%[3]
Net investment income	4.86%[3]	4.50%[3]
Expense waiver/reimbursement[4]	0.19%[3]	0.22%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$118,698	$126,674
Portfolio turnover	15%	52%
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to June 30, 2011.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Assets and Liabilities

December 31, 2011 (unaudited)

Assets:
Total investments in securities, at value including $5,828,087 of investments in an affiliated holding (Note 5) (identified cost $122,668,481)		$120,782,402
Cash		222,677
Income receivable		620,649
Receivable for investments sold		1,188,446
TOTAL ASSETS		122,814,174
Liabilities:
Payable for investments purchased	$3,945,000
Income distribution payable	134,616
Payable to Adviser (Note 5)	1,955
Accrued expenses	34,137
TOTAL LIABILITIES		4,115,708
Net assets for 11,987,714 shares outstanding		$118,698,466
Net Assets Consist of:
Paid-in capital		$120,610,498
Net unrealized depreciation of investments		(1,886,079)
Accumulated net realized loss on investments		(88,342)
Undistributed net investment income		62,389
TOTAL NET ASSETS		$118,698,466
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($118,698,466 ÷ 11,987,714 shares outstanding), no par value, unlimited shares authorized		$9.90

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Operations

Six Months Ended December 31, 2011 (unaudited)

Investment Income:
Interest			$3,029,437
Dividends received from an affiliated holding (Note 5)			2,257
TOTAL INCOME			3,031,694
Expenses:
Administrative fee (Note 5)		$75,411
Custodian fees		7,713
Transfer and dividend disbursing agent fees and expenses		7,038
Directors'/Trustees' fees		875
Auditing fees		13,410
Legal fees		3,041
Portfolio accounting fees		92,256
Printing and postage		5,134
Insurance premiums		2,116
TOTAL EXPENSES		206,994
Waiver and Reimbursement (Note 5):
Waiver of administrative fee	$(75,411)
Reimbursement of other operating expenses	(38,244)
TOTAL WAIVER AND REIMBURSEMENT		(113,655)
Net expenses			93,339
Net investment income			2,938,355
Realized and Unrealized Loss on Investments:
Net realized loss on investments			(230,711)
Net change in unrealized appreciation			(1,926,325)
Net realized and unrealized loss on investments			(2,157,036)
Change in net assets resulting from operations			$781,319

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 12/31/2011	Period Ended 6/30/2011[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,938,355	$3,240,915
Net realized gain (loss) on investments	(230,711)	513,058
Net change in unrealized appreciation/depreciation of investments	(1,926,325)	(640,386)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	781,319	3,113,587
Distributions to Shareholders:
Distributions from net investment income	(2,916,309)	(2,994,792)
Distributions from net realized gain on investments	(554,545)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,470,854)	(2,994,792)
Share Transactions:
Proceeds from sale of shares	7,608,250	126,867,960
Proceeds from shares issued in connection with the tax-free transfer of assets from a Federated managed account	—	51,182,941
Net asset value of shares issued to shareholders in payment of distributions declared	2,484,179	2,629,427
Cost of shares redeemed	(15,378,450)	(54,125,101)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,286,021)	126,555,227
Change in net assets	(7,975,556)	126,674,022
Net Assets:
Beginning of period	126,674,022	—
End of period (including undistributed net investment income of $62,389 and $40,343, respectively)	$118,698,466	$126,674,022
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to June 30, 2011.

See Notes which are an integral part of the Financial Statements

Semi-Annual Shareholder Report

Notes to Financial Statements

December 31, 2011 (unaudited)

1. ORGANIZATION

Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five diversified portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

Starting on September 27, 2010, the Fund acquired all of the net assets of a Federated managed account (the “Acquired Portfolio”) in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Starting on September 27, 2010, the Fund received net assets from the Acquired Portfolio as the result of the tax-free reorganization as follows:

Shares of the Fund Issued	Acquired Portfolio Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
5,114,712	$51,182,941	$680,632	$0	$51,182,941
1	Unrealized Appreciation is included in the Acquired Portfolio Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities and floating rate loans acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted using the effective interest rate method.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2011, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2011, tax year 2011 remains subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Semi-Annual Shareholder Report

Restricted Securities

The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 12/31/2011	Period Ended 6/30/2011[1]
Shares sold	758,966	12,575,589
Shares issued in connection with the tax-free transfer of assets from the Acquired Portfolio	—	5,114,712
Shares issued to shareholders in payment of distributions declared	251,524	259,280
Shares redeemed	(1,572,726)	(5,399,631)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(562,236)	12,549,950
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to June 30, 2011.

4. FEDERAL TAX INFORMATION

At December 31, 2011, the cost of investments for federal tax purposes was $122,498,605. The net unrealized depreciation of investments for federal tax purposes was $1,716,203. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $457,627 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,173,830.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended December 31, 2011, the Adviser voluntarily reimbursed $38,244 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended December 31, 2011, FAS waived its entire fee of $75,411.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended December 31, 2011, were as follows:

Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2011	3,405,392
Purchases/Additions	31,099,699
Sales/Reductions	28,677,004
Balance of Shares Held 12/31/2011	5,828,087
Value	$5,828,087
Dividend Income	$2,257

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended December 31, 2011, were as follows:

Purchases	$17,557,500
Sales	$30,484,408

7. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2011, there were no outstanding loans. During the six months ended December 31, 2011, the Fund did not utilize the LOC.

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2011, there were no outstanding loans. During the six months ended December 31, 2011, the program was not utilized.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In April 2011, the Financial Accounting Standards Board (FASB) released Accounting Standards Update (ASU) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” This ASU amends FASB Accounting Standards Codification (ASC) Topic 860, “Transfers and Servicing”; specifically the criteria required to determine whether a repurchase agreement and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-03 is not expected to have a material impact on the Fund's financial statements and the accompanying notes, net assets or results of operations.

In addition, in May 2011, FASB released ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This ASU amends FASB ASC Topic 820, “Fair Value Measurement,” to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. This ASU is effective for fiscal years and interim periods beginning after December 15, 2011. Management has concluded that the adoption of ASU No. 2011-04 is not expected to have a material impact on the Fund's financial statements and the accompanying notes.

Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2011 to December 31, 2011.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2011	Ending Account Value 12/31/2011	Expenses Paid During Period[1]
Actual	$1,000.00	$1,010.00	$0.76
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.38	$0.76
1	Actual expenses are equal to the Fund's annualized net expense ratio of 0.15%, multiplied by 184/366 (to reflect the one-half-year-period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract – May 2011

federated bank loan core fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2011. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds are reasonable and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Semi-Annual Shareholder Report

Federated Bank Loan Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

CUSIP 31409N804

Q450803 (2/12)

Federated is a registered trademark of Federated Investors, Inc.
2012  © Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Semi-Annual Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 10, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 10, 2012

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date February 10, 2012